Employee benefits (Tables)	12 Months Ended
Dec. 31, 2024
Employee Benefits [Abstract]
Summary of Breakdown of Employee Benefits
The following table presents a breakdown of employee benefits.

	At December 31,
(€ thousands)	2024	2023
Italian leaving indemnities (TFR)	10,224	10,507
Other leaving indemnities	11,727	10,392
Post-employment benefits	7,866	7,247
Other long-term employee benefits	953	1,165
Termination benefits	783	334
Total defined benefit obligations	31,553	29,645
Other long-term payables to employees	3,392	—
Total employee benefits	34,945	29,645

Summary of Changes in Defined Benefit Obligations
The following table shows the changes in defined benefit obligations.

(€ thousands)	2024	2023
At January 1,	29,645	25,554
Changes through statement of profit and loss	6,631	5,236
- of which: Service cost	5,518	4,342
-of which: Financial charges	1,113	894
Changes through statement of comprehensive income and loss	(400)	(1,838)
- of which: Actuarial (gain)/loss	(668)	(1,376)
- of which: Translation differences	268	(462)
Benefits paid	(5,254)	(2,566)
Business Combination	931	3,259
At December 31,	31,553	29,645

Summary of Main Financial Assumptions Used in Determining the Prevent Value of the TFR and Other Leaving Indemnities
The following table summarizes the main financial assumptions used in determining the present value of the TFR and other leaving indemnities.

	At December 31, 2024			At December 31, 2023
	Italy	Spain	China	Italy	Spain	China
Discount rate	2.70% / 3.20%	3.00% / 3.20%	2.00% / 2.10%	2.90% / 3.40%	3.00% / 3.30%	2.60%
Inflation rate	1.80% / 2.00%	2.00%	1.50% / 9.00%	2.00% / 3.00%	2.00%	1.50% / 9.00%
Turn-over rate	1.00% / 10.00%	4.00% / 5.00%	2.00% / 4.50%	1.00% / 10.00%	4.00% / 5.00%	2.00% / 4.50%

Summary of Main Assumptions for Quantitative Sensitivity Analysis
The following table presents a quantitative sensitivity analysis for the main assumptions relating to the Group’s main employee benefit obligations and service costs.

	At December 31, 2024				At December 31, 2023
	+50 bps	-50 bps	+50 bps	-50 bps	+50 bps	-50 bps	+50 bps	-50 bps
(€ thousands)	Employee benefit obligations		Service costs		Employee benefit obligations		Service costs
Discount rate	(855)	916	(141)	153	(797)	854	(107)	116
Inflation rate	805	(762)	147	(137)	728	(689)	113	(105)
Turn-over rate	2,684	(4,075)	469	(735)	2,209	(3,292)	381	(570)